LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	¥ 780,164	$ 109,884	¥ 674,288
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	3,270,759	460,677	2,905,283
Current portion of finance lease liabilities	115,806	16,311	206,260
Non-current portion of finance lease liabilities	¥ 1,159,525	$ 163,316	¥ 1,047,640